ISSUED CAPITAL AND RESERVES - Common stock (Details) - Common shares - $ / shares	Dec. 31, 2023	Dec. 31, 2022
ISSUED CAPITAL AND RESERVES
Par value (USD per share)	$ 0.001	$ 0.001
Authorised common shares (in shares)	1,849,190,667	1,849,190,667
Issued shares, including shares held by a subsidiary of the company (in shares)	766,350	3,374,459
Number of shares issued (in shares)	1,756,731,135	1,756,731,135